Financial risk management - Impacts of reasonably possible changes in significant level 3 assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financing derivatives | Plus 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
20 basis points change in Limited Price Inflation (LPI) market curve	£ (95)	£ (88)
Financing derivatives | Minus 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	90	83
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	2	(1)
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	0	2
Commodity contract derivatives | Plus 10% market area price change
Disclosure of detailed information about financial instruments [line items]
10% market area price change	(4)	(10)
Commodity contract derivatives | Minus 10% market area price change
Disclosure of detailed information about financial instruments [line items]
-10% market area price change	4	10
Other | Plus 50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
50 basis points change in discount rate	(3)	(3)
Other | Minus 50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
-50 basis points change in discount rate	£ 4	£ 3